Note 6 - Income Taxes (Details Textual) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 29,200,000	$ 24,700,000	$ 18,700,000
Operating Loss Carryforwards, Valuation Allowance	10,100,000	9,600,000	8,100,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	15,000,000	13,400,000	12,400,000
Operating Loss Carryforwards, Valuation Allowance	$ 0.30	$ 1,100,000	$ 1,000,000